SUPPLEMENT DATED NOVEMBER 26, 2024
                TO THE VARIABLE ANNUITY PROSPECTUSES
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              AMERICAN GENERAL LIFE INSURANCE COMPANY

                      SEPARATE ACCOUNT D
                ElitePlus Bonus Variable Annuity
               One Multi-Manager Variable Annuity
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This supplement describes a change to an investment option available under your contract.


Effective November 1, 2024, Franklin Templeton Investment Management Limited became a sub-advisor of the Putnam VT Focused International Equity Fund.











           Please keep this supplement with your prospectus